Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2021	December 31, 2020
Concentrate	$30,647	$19,104
Stockpile	43,216	30,063
Heap leach and in process	286,266	219,334
Doré and finished	81,448	77,489
Materials and supplies	84,529	84,556
Total inventories	$526,106	$430,546
Less: current inventories	$(500,462)	$(406,191)
Non-current inventories(1)	$25,644	$24,355
(1)Inventories at Escobal mine, which include $18.3 million (2020 - $17.1 million) in supplies with the remainder attributable to metals, have been classified as non-current pending the restart of operations.